Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Cost Related to Share-Based Payment Transactions

	2022 $m	2021 $m	2020 $m
Equity-settled
Operating profit before System Fund and exceptional items	28	26	19
System Fund	16	13	11
	44	39	30
Cash-settled
Operating profit before System Fund and exceptional items	2	2	2
	46	41	32

Summary of Information about Awards Granted

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation, Binomial and Finnerty valuation models
Option pricing models and assumptions	2022	2021	2020	2022	2021	2020
Weighted average share price (pence)	5,018.3	5,009.0	3,771.0	4,875.0	4,980.0	3,450.0
Expected dividend yield				2.29% to 2.67%	1.11%	1.48%
Risk-free interest rate				1.29%	0.09%	0.02%
Volatility a				35% to 45%	43%	33%
Term (years)	1.7	1.5	3.0	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

	APP		LTIP
Number of share awards (thousands)		Performance-related awards	Restricted stock units
Outstanding at 1 January 2020	496	695	1,275
Granted	138	383	696
Vested	(188)	(179)	(413)
Lapsed or cancelled	(33)	(85)	(137)
Outstanding at 31 December 2020	413	814	1,421
Granted	90	281	442
Vested	(147)	(70)	(391)
Lapsed or cancelled	(8)	(153)	(122)
Outstanding at 31 December 2021	348	872	1,350
Granted	236	323	706
Vested	(254)	(23)	(391)
Lapsed or cancelled	(9)	(239)	(90)
Outstanding at 31 December 2022	321	933	1,575
Fair value of awards granted during the year (cents)
2022	6,180.2	3,770.0	5,656.4
2021	6,888.5	4,676.3	6,559.7
2020	4,965.9	2,473.5	4,397.5
Weighted average remaining contract life (years)
At 31 December 2022	1.0	1.1	1.2
At 31 December 2021	0.5	1.2	1.2
At 31 December 2020	1.0	1.4	1.3